INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	8 Months Ended
	Aug. 03, 2020	Mar. 31, 2021	Dec. 31, 2020
Exercise price of warrants		$ 11.50	$ 11.50
Number of warrants issued			41,400,000
IPO
Number of shares issued	207,000,000	207,000,000	207,000,000
Unit price		$ 10.00
Number of shares in a unit		1	1
Number of warrants in a unit		0.2	0.2
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Number of warrants issued		41,400,000
Over-Allotment Option
Number of shares issued	27,000,000	27,000,000	27,000,000
Unit price			$ 10.00
Class A Common Stock | IPO
Number of shares issued		207,000,000	207,000,000